Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	CHEER HOLDING, INC.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,070,012
Amendment Flag	false
Entity Central Index Key	0001738758
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38631
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6783
Auditor Name	Assentsure PAC.
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Contact Personnel Name	Bing Zhang
City Area Code	+ 86
Local Phone Number	10-87700500
Contact Personnel Email Address	zhangbing@gsmg.co
Ordinary Shares, par value $0.001 per share
Document Information Line Items
Trading Symbol	CHR
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Ordinary Share, for $11.50 per whole Ordinary Share
Document Information Line Items
Trading Symbol	GSMGW
Title of 12(b) Security	Warrants, each exercisable for one-half of one Ordinary Share, for $11.50 per whole Ordinary Share
Security Exchange Name	NASDAQ